INCOME TAXES - Income tax reforms (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Provisional Effect of Tax Cuts and Jobs Act of 2017
Period of time to pay one-time transition tax (in years)	8 years
Discrete net tax benefit			$ 6.1
Net benefit for the corporate rate reduction			8.2
Provisional decrease in deferred tax assets			13.6
Provisional decrease in deferred tax liabilities			21.8
Net expense for write-down of deferred tax assets for stock based compensation			1.9
Net expense for the transition tax			$ 0.2
U.S. federal corporate tax rate			35.00%	35.00%	35.00%
Gross expense for the transition tax			$ 6.3
Tax credits related to transition tax			6.1
Net benefit related to cost recovery			0.1
Decrease in income tax payable			0.3
Provisional increase in deferred tax liabilities related to cost recovery			$ 0.2
Forecast
Provisional Effect of Tax Cuts and Jobs Act of 2017
U.S. federal corporate tax rate		21.00%